Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Consolidated Statements of Comprehensive Income
Net Income (Loss)	$ 1,470	$ (5,443)	$ (6,112)	$ (3,129)	$ 1,010
Other Comprehensive Income (Loss):
Changes in net unrealized gains (loss) on securities available for sale	780	(1,248)	260	226	513
(Gains) losses realized in net income	(623)	0	0	13	(29)
Other Comprehensive Income, Total	157	(1,248)	260	239	484
Deferred income tax effect	(53)	425	(88)	(81)	(185)
Total other comprehensive income (loss)	104	(823)	172	158	299
Total comprehensive income (loss)	$ 1,574	$ (6,266)	$ (5,940)	$ (2,971)	$ 1,309